Long-term debt (Tables)	9 Months Ended
Sep. 30, 2024
Long-term debt
Schedule of long-term debt

Long-term debt

in € THOUS

	September 30,	December 31,
	2024	2023

Schuldschein loans	225,964	228,759
Bonds	6,648,399	6,676,465
Accounts Receivable Facility	—	22,857
Other	302,953	519,481
Long-term debt	7,177,316	7,447,562
Less current portion	(942,868)	(487,699)
Long-term debt, less current portion	6,234,448	6,959,863

Schedule of accounts receivable facility

Accounts Receivable Facility - maximum amount available and balance outstanding in THOUS

	Maximum amount available		Balance outstanding
	September 30, 2024		September 30, 2024

Accounts Receivable Facility	$—	€—	$—	€—

	Maximum amount available(1)		Balance outstanding(2)
	December 31, 2023		December 31, 2023

Accounts Receivable Facility	$900,000	€814,482	$25,000	€22,624

(1)	Subject to availability of sufficient accounts receivable meeting funding criteria.
(2)	Amounts shown are excluding debt issuance costs.